Schedule of investments

Optimum Large Cap Growth Fund
June 30, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 99.17%			Common Stock (continued)
Communication Services - 15.04%			Financials (continued)
Activision Blizzard	23,700	$1,798,830	TD Ameritrade Holding	24,851	$904,079
Alphabet Class A Class A †	19,600	27,793,780	Tradeweb Markets Class A	32,255	1,875,306
Alphabet Class C Class C †	35,543	50,243,940	XP Class A †	31,055	1,304,621
Comcast Class A	408,200	15,911,636			41,719,038
Facebook Class A †	421,775	95,772,449
IAC/InterActiveCorp †	22,161	7,166,867	Healthcare - 12.98%
Match Group †	38,462	4,117,357	AbbVie	51,300	5,036,634
Netflix †	50,929	23,174,732	Alcon †	75,754	4,352,766
Sea ADR †	68,600	7,356,664	Alcon (New York Stock
Snap Class A †	412,333	9,685,702	Exchange) †	124,090	7,112,839
Spotify Technology †	36,000	9,294,840	Alexion Pharmaceuticals †	114,300	12,829,032
Tencent Holdings (China)			Align Technology †	3,958	1,086,234
(Hong Kong Exchange)	132,200	8,471,100	Amgen	85,660	20,203,768
Walt Disney	128,550	14,334,611	Anthem	33,568	8,827,713
			Argenx ADR †	4,066	915,785
		275,122,508	BioMarin Pharmaceutical †	101,480	12,516,543
Consumer Discretionary - 19.01%			Centene †	139,386	8,857,980
Advance Auto Parts	91,560	13,042,722	Cigna	59,788	11,219,218
Alibaba Group Holding ADR †	193,395	41,715,301	HCA Healthcare	57,427	5,573,865
Amazon. com †	66,833	184,380,217	Humana	7,000	2,714,250
Aptiv	181,387	14,133,675	Incyte †	45,022	4,680,937
Booking Holdings †	11,482	18,283,248	Intuitive Surgical †	22,603	12,879,867
CarMax †	26,063	2,333,942	Stryker	54,632	9,844,140
Carvana †	44,199	5,312,720	Thermo Fisher Scientific	66,740	24,182,572
Chipotle Mexican Grill †	6,437	6,774,041	UnitedHealth Group	166,594	49,136,900
Dollarama	61,658	2,051,028	Vertex Pharmaceuticals †	43,785	12,711,223
DraftKings Class A †	57,902	1,925,821	Zoetis	165,650	22,700,676
Ferrari (Italy)	45,744	7,822,681			237,382,942
Home Depot	66,020	16,538,670
Lululemon Athletica			Industrials - 8.29%
(Canada) †	29,700	9,266,697	CH Robinson Worldwide	108,027	8,540,615
Ross Stores	103,063	8,785,090	Cintas	23,727	6,319,924
Ulta Beauty †	53,825	10,949,081	Cummins	26,500	4,591,390
Wynn Resorts	57,608	4,291,220	Equifax	37,920	6,517,690
			Fortive	94,459	6,391,096
		347,606,154	General Electric	646,500	4,415,595
Consumer Staples - 1.86%			IHS Markit (United Kingdom)	201,826	15,237,863
Anheuser-Busch InBev ADR	153,040	7,544,872	JB Hunt Transport Services	34,311	4,128,986
Costco Wholesale	47,238	14,323,034	Parker-Hannifin	23,100	4,233,537
Monster Beverage †	174,870	12,121,988	Raytheon Technologies	215,580	13,284,040
		33,989,894	Roper Technologies	25,866	10,042,733
			Teledyne Technologies †	15,982	4,969,603
Financials - 2.28%			TransUnion	113,853	9,909,765
American Express	130,660	12,438,832	Uber Technologies †	374,085	11,626,562
Cboe Global Markets	26,200	2,443,936	Union Pacific	24,000	4,057,680
Chubb (Switzerland)	78,198	9,901,431	United Parcel Service Class B	168,970	18,786,085
Goldman Sachs Group	21,600	4,268,592	Westinghouse Air Brake
MSCI Class A	6,137	2,048,653	Technologies	75,686	4,357,243
S&P Global	19,830	6,533,588

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Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Industrials (continued)			Utilities - 0.08%
WW Grainger	45,460	$14,281,714	Sempra Energy	11,753	$1,377,804
		151,692,121			1,377,804
Information Technology - 37.62%			Total Common Stock
Adobe †	88,150	38,372,577	(cost $1,180,463,555)		1,813,681,742
Advanced Micro Devices †	123,600	6,502,596
Akamai Technologies †	177,085	18,964,033	Convertible Preferred Stock - 0.18%
Apple	241,751	88,190,765	Airbnb Private Placement
ASML Holding (Netherlands)	31,503	11,594,049	Series D =p†	23,130	1,272,150
Avalara †	20,100	2,675,109	Series E =p†	13,611	748,605
Crowdstrike Holdings			Magic Leap =p†	43,435	190,083
Class A †	33,668	3,376,564	WeWork Companies
Datadog Class A †	59,600	5,182,220	Series E =p†	20,913	0
Fidelity National Information			Xiaoju Kuaizhi (China) =p†	32,416	1,160,665
Services	237,914	31,901,888	Total Convertible Preferred
Fiserv †	119,980	11,712,448	Stock (cost $4,786,107)		3,371,503
Global Payments	59,090	10,022,846
Intuit	47,995	14,215,639	Short-Term Investments - 1.75%
Marvell Technology Group	259,375	9,093,688	Money Market Mutual Funds - 1.75%
Mastercard Class A	91,880	27,168,916	BlackRock FedFund -
Microsoft	660,135	134,344,074	Institutional Shares
Nutanix Class A †	247,860	5,875,521	(seven-day effective yield
NVIDIA	76,450	29,044,119	0.10%)	6,411,247	6,411,247
Palo Alto Networks †	57,340	13,169,278	Fidelity Investments Money
Paycom Software †	19,228	5,955,488	Market Government
PayPal Holdings †	97,963	17,068,093	Portfolio - Class I
QUALCOMM	201,910	18,416,211	(seven-day effective yield
salesforce. com †	208,373	39,034,514	0.06%)	6,411,248	6,411,248
ServiceNow †	26,864	10,881,532	GS Financial Square
Slack Technologies Class A †	113,693	3,534,715	Government Fund -
Splunk †	152,450	30,291,815	Institutional Shares
			(seven-day effective yield
Temenos	29,093	4,521,748	0.15%)	6,411,248	6,411,248
Texas Instruments	88,100	11,186,057	Morgan Stanley Government
Visa Class A	351,418	67,883,415	Portfolio - Institutional
VMware Class A †	91,700	14,200,662	Share Class (seven-day
Workday Class A †	19,568	3,666,260	effective yield 0.03%)	6,411,248	6,411,248
		688,046,840	State Street Institutional US
			Government Money Market
Materials - 1.06%			Fund - Investor Class
Ecolab	70,350	13,996,133	(seven-day effective yield
Linde	25,300	5,366,383	0.04%)	6,411,248	6,411,248
		19,362,516	Total Short-Term
Real Estate - 0.95%			Investments
Equinix	24,750	17,381,925	(cost $32,056,239)		32,056,239
		17,381,925

2 NQ-OPTLG [6/20] 8/20 (1294475)

(Unaudited)

The following foreign currency exchange contracts were outstanding at
Total Value of		June 30, 2020:
Securities - 101.10%
(cost $1,217,305,901)	$1,849,109,484	Foreign Currency Exchange Contracts
Liabilities Net of
Receivables and Other			Currency to				Unrealized
Assets - (1.10%)	(20,151,726)	Counterparty	Receive (Deliver)		In Exchange For	Settlement Date	Depreciation
Net Assets Applicable to		BNYM	CAD	(168,537)	USD 123,308	7/2/20	$(836)
86,480,698 Shares		The use of foreign currency exchange contracts involves elements of
Outstanding - 100.00%	$1,828,957,758	market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above
= The value of this security was determined using significant unobservable		represent the Fund’s total exposure in such contracts, whereas only the
inputs and is reported as a Level 3 security.		net unrealized appreciation (depreciation) is reflected in the Fund’s net
p Restricted security. These investments are in securities not registered		assets.
under the Securities Act of 1933, as amended, and have certain
restrictions on resale which may limit their liquidity. At		Summary of abbreviations:
June 30, 2020, the aggregate value of restricted securities was		ADR - American Depositary Receipt
$3,371,503 which represented 0.18% of the Fund’s net assets.		BNYM - Bank of New York Mellon
† Non-income producing security.		CAD - Canadian Dollar
GS - Goldman Sachs
USD - US Dollar

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private
Placement
Series D	4/16/14	$941,693	$1,272,150
Airbnb Private
Placement
Series E	7/14/15	1,267,108	748,605
Magic Leap	1/20/16	1,000,438	190,083
WeWork
Companies
Series E	6/23/15	687,820	—
Xiaoju Kuaizhi
(China)	10/19/15	889,048	1,160,665
Total		$4,786,107	$3,371,503

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